SEGMENTED INFORMATION	3 Months Ended
Mar. 31, 2026
SEGMENTED INFORMATION

18) SEGMENTED INFORMATION

The Company reviews its segment reporting to ensure it reflects the operational structure of the Company and enables the Company's Chief Operating Decision Maker (the Company’s CEO) to review operating segment performance at the mine operating income or loss level, as well as on the basis of total comprehensive income. Effective December 31, 2025, it was determined that the Company has two reportable operating segments, located in Mexico (Avino and La Preciosa). The Company also has a Corporate segment located in Canada. Revenues, cost of sales, operating expenses, other items and income taxes are attributed to the operation in which they arise. Segment results are presented net of intersegment transactions where services are performed on behalf of other segments within the Company. There are no amounts unallocated to reportable segments. Previously, the Company only had one reportable segment. Following this change in the composition of reportable segments, the Company has restated the corresponding segment information for the three months ended March 31, 2025.

The following table represents the statement of operations and other comprehensive income by segment:

For the three months ended March 31, 2026 and 2025		Revenue	Cost of sales - production costs	Cost of sales - depreciation	Mine operating income	Total comprehensive income
Mexico
Avino	2026	$34,980	$11,208	$3,183	$20,589	$11,954
	2025	18,836	7,440	834	10,562	7,320
La Preciosa	2026	4,453	1,512	112	2,829	2,489
	2025	-	-	-	-	-
Canada
Corporate	2026	-	-	-	-	(972)
	2025	-	-	-	-	(1,608)
Consolidated	2026	$39,433	$12,720	$3,295	$23,418	$13,471
	2025	$18,836	$7,440	$834	$10,562	$5,712

The following table represents information from the consolidated statement of financial position by segment:

As at March 31, 2026 and December 31, 2025		PP&E assets (including mineral properties	E&E assets	Total mining assets	Total assets	Total liabilities
Mexico
Avino	2026	$59,557	$15,749	$75,306	$119,127	$26,711
	2025	59,892	15,699	75,591	116,941	28,390
La Preciosa	2026	68,299	-	68,299	80,450	7,592
	2025	65,154	-	65,154	73,626	6,389
Canada
Corporate	2026	289	-	289	119,261	9,142
	2025	319	-	319	88,465	10,022
Consolidated	2026	$128,145	$15,749	$143,894	$318,838	$43,445
	2025	$125,365	$15,699	$141,064	$279,032	$44,801

On the consolidated statements of operations and other comprehensive income for the three months ended March 31, 2026 and 2025, the Company had revenue from the following product mixes, all deriving from its Mexico operations:

	March 31, 2026	March 31, 2025
Silver	$24,108	$6,900
Copper	9,392	7,060
Gold	6,768	6,376
Penalties, treatment costs and refining charges	(835)	(1,500)
Total revenue from mining operations	$39,433	$18,836

For the three months ended March 31, 2026 and 2025, the Company had the following customers that accounted for total revenues as follows:

	March 31, 2026	March 31, 2025
Customer #1	$38,614	$17,693
Customer #2	-	1,143
Other customers	819	-
Total revenue from mining operations	$39,433	$18,836